Approval of Financial Statements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Approval of Financial Statements
51.	APPROVAL OF FINANCIAL STATEMENTS
The financial statements were approved by the Board of Directors on April 22, 2020.